SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Computation of Earnings Per Share (Details) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended								12 Months Ended
	Nov. 14, 2017	Dec. 29, 2018 USD ($) $ / shares	Sep. 29, 2018 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Mar. 31, 2018 USD ($) $ / shares	Dec. 30, 2017 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares	Jul. 01, 2017 USD ($) $ / shares	Apr. 01, 2017 USD ($) $ / shares	Dec. 29, 2018 USD ($) $ / shares shares	Dec. 30, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock split ratio	3
Numerator:
Net earnings attributable to controlling interest | $		$ 30,502	$ 41,219	$ 44,044	$ 32,833	$ 31,115	$ 33,693	$ 33,642	$ 21,062	$ 148,598	$ 119,512	$ 101,179
Adjustment for earnings allocated to non-vested restricted common stock | $										(3,396)	(2,225)	(1,595)
Net earnings for calculating EPS | $										$ 145,202	$ 117,287	$ 99,584
Denominator:
Weighted average shares outstanding (in shares)										61,762	61,416	61,089
Adjustment for non-vested restricted common stock (in shares)										(1,411)	(1,143)	(963)
Shares for calculating basic EPS (in shares)										60,351	60,273	60,126
Effect of dilutive restricted common stock (in shares)										82	90	99
Shares for calculating diluted EPS (in shares)										60,433	60,363	60,225
Net earnings per share
Basic (USD per share) | $ / shares		$ 0.50	$ 0.67	$ 0.71	$ 0.53	$ 0.51	$ 0.55	$ 0.55	$ 0.34	$ 2.41	$ 1.95	$ 1.66
Diluted (USD per share) | $ / shares		$ 0.50	$ 0.66	$ 0.71	$ 0.53	$ 0.51	$ 0.55	$ 0.55	$ 0.34	$ 2.40	$ 1.94	$ 1.65